IFRS 7 Disclosure - Market Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Hundred basis point increase [member]
Market Risk [Line Items]
Increase in earnings before tax	$ 37	$ 52
Hundred basis point decrease [member]
Market Risk [Line Items]
Decrease in earnings before tax	37	50
10% decrease in equity market values
Market Risk [Line Items]
Decrease in earnings before tax	44	40
10% increase in equity market values
Market Risk [Line Items]
Increase in earnings before tax	42	$ 40
Decreases In Equity Market Values | Maximum [Member]
Market Risk [Line Items]
Decrease in earnings before tax	$ 34
Market risk [member] | Value at risk [member]
Market Risk [Line Items]
Percentage of trading and underwriting portfolios	99.00%
Value at risk holding period	1 day
Market risk [member] | Stressed value at risk [member]
Market Risk [Line Items]
Percentage of trading and underwriting portfolios	99.00%
Value at risk holding period	1 day
Foreign exchange risk [member]
Market Risk [Line Items]
Increase (decrease) adjusted net income before income taxes	$ 14